AB Concentrated International Growth Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Information Technology – 31.6%
Electronic Equipment, Instruments & Components – 1.8%
Halma PLC	42,256	$1,967,047

IT Services – 5.5%
Netcompany Group A/S(a) (b)	19,338	737,449
Shopify, Inc. - Class A(b)	9,482	1,409,120
Wix.com Ltd.(b)	22,533	4,002,537

		6,149,106

Semiconductors & Semiconductor Equipment – 13.9%
ASML Holding NV	4,831	4,711,128
BE Semiconductor Industries NV	17,590	2,633,761
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	28,989	8,096,338

		15,441,227

Software – 8.6%
Atlassian Corp. - Class A(b)	3,637	580,829
Constellation Software, Inc./Canada	668	1,813,387
Monday.com Ltd.(b)	15,477	2,997,740
SAP SE	11,912	3,189,645
Xero Ltd.(b)	10,083	1,052,111

		9,633,712

Technology Hardware, Storage & Peripherals – 1.8%
Topicus.com, Inc.(b) (c)	18,826	2,018,956

		35,210,048

Industrials – 26.2%
Aerospace & Defense – 2.4%
Safran SA	7,640	2,711,200

Air Freight & Logistics – 1.3%
DSV A/S	2,810	561,355
Mainfreight Ltd.(c)	23,884	870,961

		1,432,316

Building Products – 3.2%
Kingspan Group PLC	42,633	3,564,586

Electrical Equipment – 1.9%
Schneider Electric SE	7,761	2,184,506

Ground Transportation – 3.5%
Canadian Pacific Kansas City Ltd.(c)	32,133	2,393,178
Full Truck Alliance Co., Ltd. (ADR)	113,066	1,466,466

		3,859,644

Industrial Conglomerates – 1.7%
Lifco AB - Class B(c)	55,284	1,871,899

Machinery – 4.1%
Atlas Copco AB - Class A	50,051	848,764
Trelleborg AB - Class B	27,617	1,032,550
Weir Group PLC (The)	74,107	2,733,608

		4,614,922

Company	Shares	U.S. $ Value

Passenger Airlines – 1.4%
Ryanair Holdings PLC	52,503	$1,534,265

Trading Companies & Distributors – 6.7%
AddTech AB - Class B	64,288	2,091,303
Beijer Ref AB(c)	180,412	2,820,150
Diploma PLC	36,035	2,579,247

		7,490,700

		29,264,038

Consumer Discretionary – 17.6%
Broadline Retail – 7.5%
MercadoLibre, Inc.(b)	947	2,213,082
PDD Holdings, Inc. (ADR)(b)	14,906	1,970,126
Sea Ltd. (ADR)(b)	23,372	4,177,278

		8,360,486

Hotels, Restaurants & Leisure – 4.7%
DPC Dash Ltd. - Class H(b)	106,900	1,191,540
InterContinental Hotels Group PLC	20,578	2,488,093
Yum China Holdings, Inc.	36,668	1,573,790

		5,253,423

Leisure Products – 1.7%
H World Group Ltd. (ADR)(c)	49,965	1,954,131

Textiles, Apparel & Luxury Goods – 3.7%
adidas AG	4,287	908,336
ANTA Sports Products Ltd. - Class H	125,200	1,499,692
LVMH Moet Hennessy Louis Vuitton SE	2,735	1,683,068

		4,091,096

		19,659,136

Financials – 7.5%
Banks – 2.8%
HDFC Bank Ltd. (ADR)	51,995	1,776,149
NU Holdings Ltd./Cayman Islands - Class A(b)	85,843	1,374,346

		3,150,495

Capital Markets – 3.7%
3i Group PLC	73,626	4,058,482

Financial Services – 1.0%
Adyen NV(b)	695	1,118,310

		8,327,287

Communication Services – 6.9%
Interactive Media & Services – 5.1%
Tencent Holdings Ltd. - Class H	66,350	5,653,657

Company	Shares	U.S. $ Value

Wireless Telecommunication Services – 1.8%
Tencent Music Entertainment Group (ADR)	87,230	$2,035,948

		7,689,605

Health Care – 6.2%
Health Care Equipment & Supplies – 2.9%
Ambu A/S - Class B	142,620	2,098,219
Straumann Holding AG (REG)(b) (c)	10,526	1,128,445

		3,226,664

Life Sciences Tools & Services – 0.6%
Sartorius Stedim Biotech	3,279	668,238

Pharmaceuticals – 2.7%
Novo Nordisk A/S - Class B	53,181	2,961,205

		6,856,107

Consumer Staples – 1.8%
Beverages – 1.8%
Budweiser Brewing Co. APAC Ltd. - Class H(a) (c)	1,937,200	2,059,150

Materials – 1.1%
Chemicals – 1.1%
IMCD NV	12,110	1,255,171

Total Common Stocks (cost $102,983,879)		110,320,542

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(d) (e) (f) (cost $407,141)	407,141	407,141

Total Investments – 99.3% (cost $103,391,020)(g)		110,727,683
Other assets less liabilities – 0.7%		830,119

Net Assets – 100.0%		$111,557,802

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At September 30, 2025, the aggregate market value of these securities amounted to $2,796,599 or 2.5% of net assets.

(b)	Non-income producing security.
(c)	Represents entire or partial securities out on loan.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,600,248 and gross unrealized depreciation of investments was $(7,263,585), resulting in net unrealized appreciation of $7,336,663.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2025 (unaudited)

17.5%	China
12.5%	United Kingdom
8.8%	Netherlands
7.8%	Sweden
7.3%	Taiwan
6.9%	Canada
5.7%	Denmark
5.2%	United States
4.6%	France
3.8%	Singapore
3.7%	Germany
3.6%	Israel
3.2%	Brazil
9.0%	Others
0.4%	Short-term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 3.2% or less in the following: India, Ireland, Italy, New Zealand and Switzerland.

AB Concentrated International Growth Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$20,918,907	$14,291,141		$—	$35,210,048
Industrials	4,730,605	24,533,433		—	29,264,038
Consumer Discretionary	11,888,407	7,770,729		—	19,659,136
Financials	3,150,495	5,176,792		—	8,327,287
Communication Services	2,035,948	5,653,657		—	7,689,605
Health Care	—	6,856,107		—	6,856,107
Consumer Staples	—	2,059,150		—	2,059,150
Materials	—	1,255,171		—	1,255,171
Short-Term Investments	407,141	—		—	407,141
Total Investments in Securities	43,131,503	67,596,180	(a)	—	110,727,683

Other Financial Instruments(b)	—	—		—	—

Total	$43,131,503	$67,596,180		$—	$110,727,683

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2025 is as follows:

Fund	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$617	$5,164	$5,374	$407	$4